Shareholders Equity - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred shares issued	0
Change in the share capital balances related to the cancellation of the liability on exercise of stock options	5	6	1
Stock-based compensation transferred from additional paid-in capital	(89)	(203)	(30)
Additional paid-in capital
Stock-based compensation transferred from additional paid-in capital	24	70	11